Accounts receivable (Details 1) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Thousand metric tons	29,594
Provisional price	139
Variation	10.00%
Effect on revenue	$ 412
Copper [Member]
IfrsStatementLineItems [Line Items]
Thousand metric tons	95
Provisional price	8,026
Variation	10.00%
Effect on revenue	$ 76